Licensed Copyrights, Net - Schedule of Licensed Copyrights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Broadcasting Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	¥ 23,875,786		¥ 14,570,030
Finite-Lived License Agreements, Accumulated Amortization	(16,303,613)		(9,211,779)
Finite-Lived Intangible Assets, Net	7,572,173	$ 1,101,327	5,358,251
Finite-Lived License Agreements, Gross, Current	5,921,043		5,185,503
Finite-Lived License Agreements, Accumulated Amortization, Current	(4,989,780)		(4,385,335)
Net carrying value, current portion	931,263	135,447	800,168
Gross carrying value, non-current portion	17,954,743		9,384,527
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(11,313,833)		(4,826,444)
Net carrying value, non-current portion	6,640,910	965,880	4,558,083
Sublicensing Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	3,466,207		1,599,154
Finite-Lived License Agreements, Accumulated Amortization	(3,233,631)		(1,580,455)
Finite-Lived Intangible Assets, Net	232,576	33,826	18,699
Finite-Lived License Agreements, Gross, Current	3,466,207		1,599,154
Finite-Lived License Agreements, Accumulated Amortization, Current	(3,233,631)		(1,580,455)
Net carrying value, current portion	232,576	33,826	18,699
Gross carrying value, non-current portion	0		0
Finite-Lived License Agreements, Accumulated Amortization, Non-current	0		0
Net carrying value, non-current portion	0	0	0
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	27,341,993		16,169,184
Finite-Lived License Agreements, Accumulated Amortization	(19,537,244)		(10,792,234)
Finite-Lived Intangible Assets, Net	7,804,749	1,135,153	5,376,950
Finite-Lived License Agreements, Gross, Current	9,387,250		6,784,657
Finite-Lived License Agreements, Accumulated Amortization, Current	(8,223,411)		(5,965,790)
Net carrying value, current portion	1,163,839	169,273	818,867
Gross carrying value, non-current portion	17,954,743		9,384,527
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(11,313,833)		(4,826,444)
Net carrying value, non-current portion	¥ 6,640,910	$ 965,880	¥ 4,558,083